Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Sep. 30, 2021		Sep. 30, 2020		Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2021		Mar. 31, 2020
Statement of Stockholders' Equity [Abstract]
Net loss	$ (225,640)	[1]	$ (53,498)	[1]	$ (326,718)	$ (61,475)	$ (900,233)	[2]	$ 1,010,316	[2]
Other comprehensive income (loss)
Foreign currency translation adjustment	2,545		(1,034)		106	(1,854)	3,826		(5,536)
Total other comprehensive income (loss)	2,545		(1,034)		106	(1,854)	3,826		(5,536)
Comprehensive loss	(223,095)		(54,532)		(326,612)	(63,329)	(896,407)		1,004,780
Comprehensive loss attributable to noncontrolling interests	(17,102)		(18,066)		(35,784)	(22,766)	(90,967)		(190,862)
Comprehensive loss attributable to Roivant Sciences Ltd.	$ (205,993)		$ (36,466)		$ (290,828)	$ (40,563)	$ (805,440)		$ 1,195,642

[1]	Retroactively restated for the stock subdivision as described in Note 3.
[2]	Retroactively restated for the stock subdivision as described in Note 1.